Note 3 - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Summary of Advances for Vessels Under Construction [Table Text Block]
Costs
Balance, January 1, 2025	7,188,614
Capitalized expenses	1,503
Balance, June 30, 2025	7,190,117